Insurance contracts - Additional Information (Detail) - Pension_Plan	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Types of Insurance Contracts [Line Items]
Number of private pension products	3
Revaluation term of reinsurance assets	180 days	365 days
Munich Re do Brasil [Member] | Credit risk [member]
Disclosure of Types of Insurance Contracts [Line Items]
Percentage of reinsurance premiums operations	53.80%	43.33%
Percentage of social security operations related to reinsurance premiums	70.00%	70.00%
General Reinsurance AG [Member] | Credit risk [member]
Disclosure of Types of Insurance Contracts [Line Items]
Percentage of social security operations related to reinsurance premiums	30.00%	30.00%
IRB-Brasil Resseguros S.A. [Member] | Credit risk [member]
Disclosure of Types of Insurance Contracts [Line Items]
Percentage of reinsurance premiums operations	45.07%	56.14%
Top of range [member]
Disclosure of Types of Insurance Contracts [Line Items]
Percentage of income tax deduction	12.00%